INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2025
INVESTMENTS IN ASSOCIATES [Abstract]
INVESTMENTS IN ASSOCIATES
9.	INVESTMENTS IN ASSOCIATES

	2025				2024

	Description of securities

	Face			Book	Book
Name and issuer	value	Amount	Cost	value	value

Gas Link S.A.	$1	502,962	306,899	5,339,609	1,611,906
Total				5,339,609	1,611,906